Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

Security	Principal Amount (000’s omitted)	Value
Education — 4.3%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$108,646
Colorado School of Mines, 4.00%, 12/1/34	300	326,940

		$435,586

Electric Utilities — 0.5%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$54,075

		$54,075

General Obligations — 21.9%
California, 4.00%, 9/1/32	$225	$248,456
Colonial School District, PA, 5.00%, 2/15/36	100	116,253
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/39(1)	200	219,794
Lakeland, FL, 5.00%, 10/1/29	100	116,010
Lakeland, FL, 5.00%, 10/1/31	100	115,421
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	169,828
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	138,423
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	200	213,164
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	108,882
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	155	171,743
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/39	120	132,241
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	219,120
Williamson County, TX, 4.00%, 2/15/29	150	165,651
Williamson County, TX, 4.00%, 2/15/30	100	109,853

		$2,244,839

Hospital — 7.3%
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	$150	$159,681
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	56,212
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	265,212
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	158,808
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	108,517

		$748,430

Housing — 1.4%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$140	$148,015

		$148,015

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Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.3%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$239,584

		$239,584

Insured-General Obligations — 2.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$57,139
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	51,559
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	158,798

		$267,496

Insured-Transportation — 4.0%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$118,109
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	117,724
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	176,024

		$411,857

Insured-Water and Sewer — 2.1%
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/38	$200	$217,388

		$217,388

Lease Revenue/Certificates of Participation — 7.9%
Charlotte, NC, (Convention Facility), 4.00%, 6/1/37	$150	$165,195
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	150	161,314
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	121,561
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	138,978
Virginia Public Building Authority, 4.00%, 8/1/35	200	224,054

		$811,102

Other Revenue — 8.7%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$116,950
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	288,137
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	125	142,049
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	150	169,831
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	58,201
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	116,153

		$891,321

Senior Living/Life Care — 12.1%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$280,320
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	171,228
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	250,336
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	110,639
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	165,514
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	100	109,143
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	40	43,345
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	105,758

		$1,236,283

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Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$258,489
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	56,136

		$314,625

Transportation — 17.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 3.20%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$150	$152,201
Central Florida Expressway Authority, 4.00%, 7/1/35	150	161,628
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	289,977
Oklahoma Turnpike Authority, 4.00%, 1/1/38	250	270,580
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	150	180,430
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	239,762
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	158,031
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	221,675
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	104,890

		$1,779,174

Water and Sewer — 1.2%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$57,961
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	69,742

		$127,703

Total Tax-Exempt Investments — 96.8% (identified cost $9,452,487)		$9,927,478

Short-Term Investments — 4.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)	455,023	$455,023

Total Short-Term Investments (identified cost $455,023)		$455,023

Total Investments — 101.2% (identified cost $9,907,510)		$10,382,501

Other Assets, Less Liabilities — (1.2)%		$(127,963)

Net Assets — 100.0%		$10,254,538

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.4%
Texas	14.1%
Florida	10.9%
Others, representing less than 10% individually	57.4%

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The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.4% to 6.5% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $4,837.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$9,927,478	$—	$9,927,478
Short-Term Investments	—	455,023	—	455,023
Total Investments	$—	$10,382,501	$—	$10,382,501

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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